CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (HKD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	1,291,223	1,323,533	966,755
Cost of revenues	(1,142,653)	(1,074,880)	(810,187)
Gross profit	148,570	248,653	156,568
Operating expenses, net
Selling, general and administrative expenses	(81,557)	(83,584)	(63,824)
Other income	2,431	4,711	4,364
Write-off of property, plant and equipment	(690)	(1,791)	(40,348)
Gain on disposal of property, plant and equipment	938	1,315	1,077
Total operating expenses, net	(78,878)	(79,349)	(98,731)
Income from operations	69,692	169,304	57,837
Interest income	218	124	60
Interest expense	(2,695)	(3,008)	(2,733)
Income before income tax expense	67,215	166,420	55,164
Income tax expense (note 10)	(16,811)	(33,106)	(10,857)
Net income	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	57,812	133,532	46,063
Net income per share (note 11):
Weighted average number of ordinary shares (in shares)	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares (in shares)	15,944,233	7,891,754	7,054,583
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	3.2	16.9	6.3
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	3.2	16.9	6.3